Variable Interest Entities (Summary of the Impact of Qualifying LIHTC Investments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Low income housing tax credits [Member]
Variable Interest Entity [Line Items]
Amortization of qualifying LIHTC investments	$ 9,880,000	$ 12,246,000	$ 12,869,000
Affordable Housing Tax Credits and Other Tax Benefits	(9,850,000)	(11,543,000)	(16,268,000)
Other tax benefits related to qualifying LIHTC investments [Member]
Variable Interest Entity [Line Items]
Affordable Housing Tax Credits and Other Tax Benefits	$ (7,438,000)	$ (3,149,000)	$ (4,574,000)